Schedule of designated and unrealized sales (Details) $ in Thousands	Sep. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	$ 2,218,878
Later than one year [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	56,381
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	183,318
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	230,992
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	251,884
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	227,775
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	192,651
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	89,516
Later than five years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	71,341
Later Than Eight Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	15,020
Later than seven years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	225,000
Later Than Ten Years 1 [Member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	225,000
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	225,000
Later than twenty years and not later than twenty-five years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	$ 225,000